Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

For the years ended December 31, 2021 and 2020, disaggregated revenue by the Company’s divisions and type of revenue is presented below.

Sales Channels	Restaurant Coupons	Sale of Travel, Vacation and Merchandise	Advertising	Total

Year Ended December 31, 2021
Business to consumer (B2C)	$867,465	$375,261	$182,503	$1,425,229
Business to business (B2B)	1,861,795	-	-	1,861,795
Other	36,485	-	-	36,485
Total	$2,765,745	$375,261	$182,503	$3,323,509

Year Ended December 31, 2020
Business to consumer (B2C)	$963,171	$364,549	$141,441	$1,469,161
Business to business (B2B)	1,174,321	-	-	1,174,321
Other	1,074	-	-	1,074
Total	$2,138,566	$364,549	$141,441	$2,644,556

Schedule of Anti-dilutive Securities Excluded from Computation of Earning Loss Per Share

At December 31, 2021 and 2020, the Company excluded the outstanding convertible debt and securities summarized below, which entitle the holders thereof to acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

	December 31,
	2021	2020

Convertible notes payable	19,286	19,286
Common stock issuable	383,343	383,343
Common stock warrants	20,667	54,000
Common stock options	187,116	37,116
Total	610,412	493,745